SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
Income tax payable		$ 1,188,274
Service tax payable	395,772	215,854
Total	395,772	1,404,128
One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Income tax payable		320,386	$ 10,862
Service tax payable	253,817	247,484	113,945
Total	$ 253,817	$ 567,870	$ 124,807